ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Location [Line Items]
Property, plant and equipment	€ 710,260	€ 669,283	€ 626,130
Goodwill	785,182	785,182
Intangible assets	440,456	354,394	€ 307,810
Italy
Entity Location [Line Items]
Property, plant and equipment	704,262	661,770
Goodwill	785,182	785,182
Intangible assets	439,369	353,116
Rest of EMEA
Entity Location [Line Items]
Property, plant and equipment	2,368	2,430
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location [Line Items]
Property, plant and equipment	2,760	3,877
Goodwill	0	0
Intangible assets	812	988
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Property, plant and equipment	264	258
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location [Line Items]
Property, plant and equipment	606	948
Goodwill	0	0
Intangible assets	€ 275	€ 290